Other Receivables, Net (Details) - Schedule of other receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivable [Abstract]
Deposit to non-trade suppliers	$ 173,796	$ 43,591
Other receivables from disposal of subsidiaries		3,500
Advance to employees	92	667
Allowance for doubtful accounts	(654)	(385)
Total other receivables, net	173,234	47,373
Movements of allowance for doubtful accounts are as follows:
Beginning balance	385	227
Addition	269	158
Ending balance	$ 654	$ 385